Travelers Retirement Account Annuity Prospectus:

The Travelers Separate Account Five For Variable Annuities
The Travelers Separate Account Six For Variable Annuities

This prospectus describes Travelers Retirement Account Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts. We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) and any applicable purchase payment credits accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	PIMCO Variable Insurance Trust	The Travelers Series Trust
Managed Assets Trust	Total Return Portfolio(7) — Administrative Class	Disciplined Mid Cap Stock Portfolio
High Yield Bond Trust	Putnam Variable Trust	Equity Income Portfolio
Money Market Portfolio (Travelers)	Putnam VT International Growth	Federated Stock Portfolio
AIM Variable Insurance Funds	Fund -Class IB Shares	Large Cap Portfolio
AIM V.I. Premier Equity Fund – Series I(1)	Putnam VT Small Cap Value Fund -Class IB Shares	Lazard International Stock Portfolio
CitiStreet Funds, Inc.	Putnam VT Voyager II Fund — Class IB Shares	MFS Emerging Growth Portfolio
CitiStreet Diversified Bond Fund-Class I	Salomon Brothers Variable Series Funds, Inc	MFS Mid Cap Growth Portfolio
CitiStreet International Stock Fund-Class I	Capital Fund — Class I	MFS Research Portfolio
CitiStreet Large Company Stock Fund-Class I	Investors Fund — Class I	Social Awareness Stock Portfolio
CitiStreet Small Company Stock Fund-Class I	Small Cap Growth Fund — Class I	Travelers Quality Bond Portfolio
Credit Suisse Trust(2)	Total Return Fund — Class I	U.S. Government Securities Portfolio
Credit Suisse Emerging Markets Portfolio(3)	Smith Barney Investment Series	Utilities Portfolio
Delaware VIP Trust(4)	Smith Barney Large Cap Core Portfolio	Van Kampen Life Investment Trust
VIP REIT Series(5) – Standard Class	Smith Barney Premier Selections All	Emerging Growth Portfolio—
VIP Small Cap Value Series(6)– Standard Class	Cap Growth Portfolio	Class II Shares
Dreyfus Variable Investment Fund	Strong Variable Insurance Funds, Inc.	Enterprise Portfolio - Class II Shares
Appreciation Portfolio — Initial Shares	Strong Multi Cap Value Fund II	Variable Annuity Portfolios
Small Cap Portfolio — Initial Shares	Travelers Series Fund, Inc.	Smith Barney Small Cap Growth
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio	Opportunities Portfolio
Appreciation Portfolio	Alliance Growth Portfolio	Variable Insurance Products II Fund (Fidelity)
Equity Index Portfolio — Class II	MFS Total Return Portfolio	Asset Manager Portfolio — Service Class 2
Fundamental Value Portfolio	Putnam Diversified Income Portfolio	Contrafund Portfolio — Service Class 2
Janus Aspen Series	Smith Barney Aggressive Growth Portfolio	Variable Insurance Products Fund III (Fidelity)
Aggressive Growth Portfolio - Service	Smith Barney High Income Portfolio	Dynamic Capital Appreciation
Shares	Smith Barney International All Cap Growth Portfolio	Portfolio — Service Class 2
Balanced Portfolio — Service Shares	Growth Portfolio	Mid Cap Portfolio - Service Class 2
Worldwide Growth Portfolio – Service Shares	Smith Barney Large Capitalization Growth Portfolio

(1)	formerly AIM V.I. Value Fund	(5)	formerly REIT Series
(2)	formerly Credit Suisse Warburg Pincus Trust	(6)	formerly Small Cap Value Series
(3)	formerly Emerging Markets Portfolio	(7)	formerly Total Return Bond Portfolio
(4)	formerly Delaware Group Premium Fund REIT Series

We also offer variable annuity contracts that do not have purchase payment credits, and therefore may have lower fees. Over time, the value of the purchase payment credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Payment Options	33
Summary	3	Election of Options	33
Fee Table	6	Annuity Options	33
The Annuity Contract	16	Miscellaneous Contract Provisions	34
Contract Owner Inquiries	16	Right to Return	34
Purchase Payments	16	Termination	34
Purchase Payment Credits	16	Required Reports	34
Conservation Credits	17	Suspension of Payments	34
Accumulation Units	17	The Separate Accounts	35
The Variable Funding Options	17	Performance Information	35
The Fixed Account	22	Federal Tax Considerations	36
Charges and Deductions	22	Non-Resident Aliens	36
General	22	General Taxation of Annuities	36
Withdrawal Charge	23	Qualified Annuity Contracts	36
Free Withdrawal Allowance	24	Penalty Tax for Premature Distributions	36
Transfer Charge	24	Diversification Requirements for
Mortality and Expense Risk Charge	24	Variable Annuities	37
Variable Funding Option Expenses	24	Ownership of the Investments	37
Floor Benefit/Liquidity Benefit Charges	25	Mandatory Distributions for Qualified Plans	37
CHART Asset Allocation Program Charges	25	Taxation of Death Benefit Proceeds	37
Premium Tax	25	Available Information	37
Changes in Taxes Based Upon	25	Incorporation of Certain Documents by Reference.	38
Premium or Value		Other Information	38
Transfers	25	The Insurance Companies	38
Dollar Cost Averaging...	26	Financial Statements	38
Access to Your Money	27	Distribution of Variable Annuity Contracts	38
Systematic Withdrawals	27	Conformity with State and Federal Laws	39
Managed Distribution Program	27	Voting Rights.	39
Ownership Provisions	28	Legal Proceedings and Opinions	39
Types of Ownership	28	Appendix A: Condensed Financial
Contract Owner	28	Information for The Travelers Insurance
Beneficiary	28	Company: Separate Account Five	A-1
Death Benefit	28	Appendix B:Condensed Financial Information
Death Proceeds Before the Maturity Date	28	for The Travelers Life and Annuity
Payment of Proceeds	29	Company:Separate Account Six	B-1
Beneficiary Contract Continuance	30	Appendix C: Waiver of Withdrawal
Planned Death Benefit	30	Charge for Nursing Home Confinement	C-1
Death Proceeds After the Maturity Date	31	Appendix D: Market Value Adjustment	D-1
The Annuity Period	31	Appendix E: Contents of the Statement
Maturity Date	31	of Additional Information	E-1
Liquidity Benefit	31
Allocation of Annuity	32
Variable Annuity	32
Fixed Annuity	32

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	17	Contract Year	16
Accumulation Period	17	Death Report Date	28
Annuitant	27	Maturity Date	31
Annuitization Credit	32	Net Investment Rate	32
Annuity Payments	31	Purchase Payment	16
Annuity Unit	17	Purchase Payment Credit	16
Cash Surrender Value	27	Underlying Fund	17
Conservation Credit	17	Variable Funding Option(s)	17
Contract Date	16	Written Request	16
Contract Owner	27
Contract Value	16

Summary:
Travelers Retirement Account

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities (“Separate Account Five”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities (“Separate Account Six”). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently only available for use in connection with tax qualified retirement plans (“Plans”), which include contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary–directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

Who is the Contract Issued to? If you purchase an individual contract, you are the contract owner. If a group contract is purchased, we issue certificates to the individual participants. Where we refer to “you,” we are referring to the individual contract owner or the group participant, as applicable. We refer to both contracts and certificates as “Contracts.” If a group unallocated contract is purchased, we issue only the Contract.

We issue group contracts in connection with retirement plans. Depending on your Plan, certain features and/or variable funding options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment . During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

During the right to return period, you will not bear any contract fees associated with the purchase payment credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no purchase payment credit. You would, however, receive any gains, and we would bear any losses attributable to the purchase payment credits.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk (“M&E”) charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments and any associated purchase payment credits. The maximum percentage is 5%, decreasing to 0% in years six and later.

If you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a surrender charge of 5% of the amounts withdrawn.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments, purchase payment credits and on any earnings when you make a withdrawal or begin receiving annuity payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CitiStreet”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the purchase payments and any applicable purchase payment credits withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-1	5%
2	4%
3	3%
4	2%
5	1%
6 and later	0%

During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See “Liquidity Benefit.”

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit :		Optional Death Benefit
Mortality and Expense Risk Charge	0.80%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	None	Administrative Expense Charge	None
Total Separate Account Charges	0.80%	Total Separate Account Charges	1.25%

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Each of the CitiStreet Funds is listed twice, once with and once without the optional CHART asset allocation fee of 0.80% reflected.

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
High Yield Bond Trust	0.50%	—	0.23%	0.73%
Managed Assets Trust	0.50%	—	0.09%	0.59%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	—	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	0.20%	0.77%
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.00%	1.45%
CitiStreet International Stock Fund — Class I	0.67%	—	0.99%	1.66%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.92%	1.49%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	1.00%	1.57%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series — Standard Class	0.71%	—	0.14%	0.85%(4)
VIP Small Cap Value Series — Standard Class	0.74%	—	0.11%	0.85%(5)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(6)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(6)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(7)
Equity Index Portfolio — Class II Shares*	0.31%**	0.25%	0.03%	0.59%(7)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(7)
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.40%	0.65%(8)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I	0.83%	—	0.17%	1.00%(9)
Investors Fund — Class I	0.70%	—	0.12%	0.82%(10)
Small Cap Growth Fund — Class I	0.75%	—	0.72%	1.47%(11)
Total Return Fund — Class I	0.66%	—	0.34%	1.00%(12)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(17)
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(13)
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	0.65%	—	0.55%	1.20%(14)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.79%(15)
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.79%(16)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	—	0.13%	0.74%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
U.S. Government Securities Portfolio	0.32%	—	0.13%	0.45%
Utilities Portfolio	0.65%	—	0.16%	0.81%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(17)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(17)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(17)
Putnam Diversified Income Portfolio	0.75%	—	0.15%	0.90%(17)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(17)
Smith Barney High Income Portfolio	0.60%	—	0.07%	0.67%(17)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(17)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(17)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85%(18)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(19)
Variable Insurance Products Fund II (Fidelity)
Asset Manager Portfolio — Service Class 2*	0.53%	0.25%	0.11%	0.89%(20)
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(21)
Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(22)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(23)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund’s Management eliminated the voluntary fee cap of 0.55%.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio’s fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Funds’ name changed from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(7)	There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

(8)	“Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(9)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(10)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(11)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(12)	The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

(13)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(14)	As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors. Without the waiver of the Management Fee the Total Annual Operating Expenses would have been 1.30%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(16)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(17)	Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(18)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(19)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(20)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Asset Manager Portfolio - Service Class 2 would have been 0.90%.

(21)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio - Service Class 2 would have been 0.94%.

(22)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 would have been 3.77%. The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(23)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio - Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example for the Optional death benefit assumes the application of a purchase payment credit of 2%.

EXAMPLE: STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	67	82	99	194	17	52	89	194
High Yield Bond Trust	66	78	93	182	16	48	83	182
Managed Assets Trust	64	74	86	167	14	44	76	167
Money Market Portfolio (Travelers)	62	68	76	145	12	38	66	145
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	67	82	100	195	17	52	90	195
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	65	76	89	174	15	46	79	174
CitiStreet International Stock Fund — Class I	67	82	100	197	17	52	90	197
CitiStreet Large Company Stock Fund — Class I	65	77	91	178	15	47	81	178
CitiStreet Small Company Stock Fund — Class I	66	80	96	187	16	50	86	187
CitiStreet Funds, Inc.** (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	73	100	130	258	23	70	120	258
CitiStreet International Stock Fund — Class I	75	107	141	280	25	77	131	280
CitiStreet Large Company Stock Fund — Class I	73	102	133	263	23	72	123	263
CitiStreet Small Company Stock Fund — Class I	74	104	137	271	24	74	127	271
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	72	99	128	253	22	69	118	253
Delaware VIP Trust
VIP REIT Series — Standard Class	67	82	100	195	17	52	90	195
VIP Small Cap Value Series — Standard Class	67	82	100	195	17	52	90	195
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	66	80	96	188	16	50	86	188
Small Cap Portfolio — Initial Shares	66	80	97	189	16	50	87	189
Greenwich Street Series Fund
Appreciation Portfolio	66	80	96	187	16	50	86	187
Equity Index Portfolio — Class II Shares	64	74	86	167	14	44	76	167
Fundamental Value Portfolio	66	80	96	187	16	50	86	187
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	67	84	103	203	17	54	93	203
Balanced Portfolio — Service Shares	67	84	103	202	17	54	93	202
Worldwide Growth Portfolio — Service Shares	68	85	104	205	18	55	94	205

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

PIMCO Variable Insurance Trust
Total Return Portfolio Administrative Class	65	76	89	174	15	46	79	174
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	70	92	117	232	20	62	107	232
Putnam VT Small Cap Value Fund — Class IB Shares	72	97	125	248	22	67	115	248
Putnam VT Voyager II Fund - Class IB Shares	76	108	144	286	26	78	134	286
Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I	68	87	107	212	18	57	97	212
Investors Fund — Class I	66	81	98	192	16	51	88	192
Small Cap Growth Fund — Class I	73	101	132	261	23	71	122	261
Total Return Fund — Class I	68	87	107	212	18	57	97	212
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	68	84	104	204	18	54	94	204
Smith Barney Premier Selections All Cap Growth Portfolio	68	85	105	206	18	55	95	206
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	70	93	118	233	20	63	108	233
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	67	81	99	193	17	51	89	193
Equity Income Portfolio	66	80	97	189	16	50	87	189
Federated Stock Portfolio	66	81	98	191	16	51	88	191
Large Cap Portfolio	66	80	97	189	16	50	87	189
Lazard International Stock Portfolio	68	87	108	213	18	57	98	213
MFS Emerging Growth Portfolio	67	83	102	200	17	53	92	200
MFS Mid Cap Growth Portfolio	67	84	103	203	17	54	93	203
MFS Research Portfolio	67	84	103	203	17	54	93	203
Social Awareness Stock Portfolio	66	79	94	183	16	49	84	183
Travelers Quality Bond Portfolio	63	70	79	151	13	40	69	151
U.S. Government Securities Portfolio	63	70	79	151	13	40	69	151
Utilities Portfolio	66	81	98	191	16	51	88	191
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	67	81	99	193	17	51	89	193
Alliance Growth Portfolio	66	81	98	192	16	51	88	192
MFS Total Return Portfolio	67	81	99	193	17	51	89	193
Putnam Diversified Income Portfolio	67	84	102	201	17	54	92	201
Smith Barney Aggressive Growth Portfolio	67	82	99	194	17	52	89	194
Smith Barney High Income Portfolio	65	76	90	176	15	46	80	176
Smith Barney International All Cap Growth Portfolio	68	87	107	212	18	57	97	212
Smith Barney Large Capitalization Growth Portfolio	66	80	96	188	16	50	86	188

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	68	87	108	213	18	57	98	213
Enterprise Portfolio Class II Shares	67	82	100	195	17	52	90	195
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	67	84	102	201	17	54	92	201
Variable Insurance Products Fund II (Fidelity)
Asset Manager Portfolio — Service Class 2	67	83	102	200	17	53	92	200
Contrafund® Portfolio — Service Class 2	67	84	102	201	17	54	92	201
Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio — Service Class 2	75	107	142	282	25	77	132	282
Mid Cap Portfolio — Service Class 2	67	83	101	199	17	53	91	199

EXAMPLE: OPTIONAL DEATH BENEFIT

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	71	95	122	242	21	65	112	242
High Yield Bond Trust	70	92	117	231	20	62	107	231
Managed Assets Trust	69	88	110	216	19	58	100	216
Money Market Portfolio (Travelers)	67	82	100	195	17	52	90	195
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I	71	96	123	243	21	66	113	243
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	69	90	113	222	19	60	103	222
CitiStreet International Stock Fund — Class I	71	96	123	244	21	66	113	244
CitiStreet Large Company Stock Fund — Class I	70	91	115	226	20	61	105	226
CitiStreet Small Company Stock Fund — Class I	71	93	119	235	21	63	109	235
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	77	114	153	303	27	84	143	303
CitiStreet International Stock Fund — Class I	79	120	163	323	29	90	153	323
CitiStreet Large Company Stock Fund — Class I	78	115	155	307	28	85	145	307
CitiStreet Small Company Stock Fund — Class I	79	117	159	315	29	87	149	315
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	77	112	151	298	27	82	141	298
Delaware VIP Trust
VIP REIT Series — Standard Class	71	96	123	243	21	66	113	243
VIP Small Cap Value Series — Standard Class	71	96	123	243	21	66	113	243
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	71	94	119	236	21	64	109	236
Small Cap Portfolio — Initial Shares	71	94	120	237	21	64	110	237
Greenwich Street Series Fund
Appreciation Portfolio	71	93	119	235	21	63	109	235
Equity Index Portfolio — Class II Shares	69	88	110	216	19	58	100	216
Fundamental Value Portfolio	71	93	119	235	21	63	109	235
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	72	98	126	250	22	68	116	250
Balanced Portfolio — Service Shares	72	98	126	249	22	68	116	249
Worldwide Growth Portfolio — Service Shares	72	99	127	252	22	69	117	252
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	69	90	113	222	19	60	103	222
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	75	106	140	278	25	76	130	278
Putnam VT Small Cap Value Fund — Class IB Shares	76	111	148	293	26	81	138	293
Putnam VT Voyager II Fund — Class IB Shares	80	122	166	329	30	92	156	329
Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I	73	100	130	258	23	70	120	258
Investors Fund — Class I	71	95	121	240	21	65	111	240
Small Cap Growth Fund — Class I	78	114	154	305	28	84	144	305
Total Return Fund — Class I	73	100	130	258	23	70	120	258

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	72	98	127	251	22	68	117	251
Smith Barney Premier Selection All Cap Growth Portfolio	72	99	128	253	22	69	118	253
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	75	106	141	279	25	76	131	279
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	71	95	122	241	21	65	112	241
Equity Income Portfolio	71	94	120	237	21	64	110	237
Federated Stock Portfolio	71	95	121	239	21	65	111	239
Large Cap Portfolio	71	94	120	237	21	64	110	237
Lazard International Stock Portfolio	73	101	131	260	23	71	121	260
MFS Emerging Growth Portfolio	72	97	125	247	22	67	115	247
MFS Mid Cap Growth Portfolio	72	98	126	250	22	68	116	250
MFS Research Portfolio	72	98	126	250	22	68	116	250
Social Awareness Stock Portfolio	70	92	117	232	20	62	107	232
Travelers Quality Bond Portfolio	67	84	102	201	17	54	92	201
U.S. Government Securities Portfolio	67	84	102	201	17	54	92	201
Utilities Portfolio	71	95	121	239	21	65	111	239
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	71	95	122	241	21	65	112	241
Alliance Growth Portfolio	71	95	121	240	21	65	111	240
MFS Total Return Portfolio	71	95	122	241	21	65	112	241
Putnam Diversified Income Portfolio	72	97	125	248	22	67	115	248
Smith Barney Aggressive Growth Portfolio	71	95	122	242	21	65	112	242
Smith Barney High Income Portfolio	69	90	114	224	19	60	104	224
Smith Barney International All Cap Growth Portfolio	73	100	130	258	23	70	120	258
Smith Barney Large Capitalization Growth Portfolio	71	94	119	236	21	64	109	236
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class II Shares	73	101	131	260	23	71	121	260
Enterprise Portfolio Class II Shares	71	96	123	243	21	66	113	243
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	72	97	125	248	22	67	115	248
Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2	72	97	125	247	22	67	115	247
Contrafund® Portfolio — Service Class 2	72	97	125	248	22	67	115	248
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	80	121	164	325	30	91	154	325
Mid Cap Portfolio — Service Class 2	72	97	124	246	22	67	114	246

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Retirement Account Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any applicable purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges dedu cted. There is no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase payments allocated to the Fixed Account are not eligible for purchase payment credits.

Where permitted by state law, we reserve the right to restrict purchase payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Purchase Payment Credits

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each purchase payment. Each credit is added to the contract value when the corresponding purchase payment is applied, and will equal 2% of each purchase payment. These credits are applied pro rata to the same variable funding options to which your purchase payment was applied. Purchase payments allocated to the Fixed Account are not eligible for purchase payment credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the purchase payment credits may exceed the sum of the purchase payment credits and related earnings. You should consider this possibility before purchasing the Contract.

Conservation Credit

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your purchase payments. If applied, we will determine the amount of such credit.

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not comp are the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Investment Options	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust*	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust**	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)

Investment Options	Investment Objective	Investment Adviser/Subadviser
Money Market Portfolio*	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
A.I.M V.I. Premier Equity Fund — Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund*— Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management, Inc. (“CitStreet”) Subadvisers: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund — Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; CitiGroup Asset Management Ltd., and SSgA
CitiStreet Large Company Stock Fund — Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers: Wellington Management Company; Smith Barney Fund Management (“SBFM”), and SSgA
CitiStreet Small Company Stock Fund — Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadvisers: TCW Asset Management; SBAM; and SSgA
Credit Suisse Trust
Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series — Standard Class**	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
VIP Small Cap Value Series	Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to their underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series’ net assets will be in investments of small cap companies.	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co
Small Cap Portfolio — Initial Shares†	Seeks to maximize capital appreciation by investing at least 80% of its assets in stocks of small-cap companies. Small cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchasee.	The Dreyfus Corporation

†	Effective 1/2/03, the Small Cap Portfolio will change it’s name to Developing Leaders Portfolio. In addition, the Fund’s current investment policy to invest at least 80% of its assets in the stocks of small cap companies also will be modified, so that effective 1/2/03 the Fund will invest primarily in companies with market capitalizations of less than $2 billion at the time of purchase.

Investment Options	Investment Objective	Investment Adviser/Subadviser
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	SBFM
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	TIMCO
Fundamental Value Portfolio**	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Aggressive Growth Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in common stocks selected for their growth potential, normally investing at least 50% of its equity assets in medium-sized companies.	Janus Capital
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class*	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances ,at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam

Investment Options	Investment Objective	Investment Adviser/Subadviser
Salomon Brothers Variable Series Fund, Inc.
Capital Fund — Class I	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Index.	SBAM
Total Return Fund** — Class I	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II	Seeks long-term capital appreciation. Current income is a secondary objective when selecting investments. The goal is to identify stocks that provide above-average earnings growth prospects at a price-to-earnings ratio lower than that of the S&P 500.	Strong Capital Management Inc.
Travelers Series Fund Inc
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney High Income Portfolio*	Seeks high current income. Capital appreciation is a secondary objective.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM

Investment Options	Investment Objective	Investment Adviser/Subadviser
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securties of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income, moderate capital volatility and total return.	TAMIC
U.S. Government Securities Portfolio*	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio**	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM
Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	Van Kampen Asset Management
Enterprise Portfolio — Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	Van Kampen Asset Management

Investment Options	Investment Objective	Investment Adviser/Subadviser
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing under normal circumstances at least 80% of net assets in equity securities of small cap companies and related investments. Small cap companies are those with a market capitalization similar to companies in the Russell 2000 Index. Dividend income, if any, is incidental to this investment objective.	Citi Fund Management Inc.
Variable Insurance Products Fund II
Asset Manager Portfolio-Service Class 2**	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	FMR
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products III
Dynamic CapitalAppreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

*	The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option’s investment strategy. Please refer to the Contract for transfer restrictions.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see separate prospectus for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments and any applicable purchase payment credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the purchase payment and any applicable purchase payment credits withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-1	5%
2	4%
3	3%
4	2%
5	1%
6 or more	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment and any applicable purchase payment creditst o whcih no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

(c)	any remaining purchase payment and any applicable purchase payment credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

If you did not purchase your Contract under a 457 or 403(b) qualified plan, we will not deduct a withdrawal charge:

    from payments we make due to the death of the annuitant;
    if a life annuity payout has begun, other than the Liquidity Benefit Option (See “Liquidity Benefit”);
    if an income option of at least ten years’ duration is elected;
    from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval;
    if withdrawals are taken under our Managed Distribution Program, if elected by you (see “Access to Your Contract Values”)’ or if you are confined to an Eligible Nursing Home, as described in Appendix C.

If you purchased your Contract under a 457 or 403(b) qualified plan, we will not deduct a withdrawal charge:

    from payments we make due to the death of the annuitant;
    if a life annuity payout has begun;
    if payments for a period of at least five years have begun;
    from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval;
    if withdrawals are taken as a minimum distribution, as defined under The Code;
    if withdrawals are taken due to a hardship, as defined under The Code;;
    if withdrawals are taken due to a disability, as defined under The Code, of the annuitant;
    if you are confined to an Eligible Nursing Home, as described in Appendix C (403 (b) plans only).

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 20% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Floor Benefit/Liquidity Benefit Charges

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding options you selected. This charge will vary based upon market conditions, but will never increase your annual separate account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of these benefits.

CHART Asset Allocation Program Charges

Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to “Miscellaneous Contract Provisions” for further information.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1)	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2)	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the variable funding options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See “Federal Tax Considerations.”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page. The annuitant is the individual upon whose life the maturity date and the amount of monthly payments depend. Because this is a qualified contract, the owner and the annuitant must always be the same person, and there can be only one contract owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional purchase payments.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when you die. At purchase, you elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance (“death report date”).

For both the Standard and Optional Death Benefit, we must be notified of your death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Standard Death Benefit

Annuitant’s Age on the Contract Date	Death Benefit Payable
Before Age 80	Greater of: 1.Contract value, or 2.Total purchase payments less any withdrawals (and related charges).
On or after Age 80	Contract value.

Optional Death Benefit and Credit

The Optional Death Benefit and Credit varies depending on the annuitant’s age on the contract date.

Annuitant’s Age on the Contract Date	Death Benefit Payable
Under Age 70	Greater of:
1) 2) 3)	Contract value, or
Total purchase payments less any withdrawals (and related
charges); or
Maximum Step-Up death benefit value (described below) associated with contract date anniversaries beginning with the 5th, and ending with the last before the annuitant’s 76th birthday.

Age 70-75	Greater of:
	1) 2) 3)	Contract value, or Total purchase payments less any withdrawals (and related charges); or Step-Up death benefit value (described below) associated with the 5th contract date anniversary.

Age 76-80	Greater of (1) or (2) above.

Age over 80	Contract value.

Step-Up Death Benefit Value

We will establish a separate Step-Up death benefit value on the fifth contract date anniversary and on each subsequent contract date anniversary on or before the death report date and will initially equal the contract value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a purchase payment is made or a withdrawal is taken until the death report date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable purchase payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any purchase payments or any withdrawals will be made in the order that such purchase payments or partial surrender reductions occur.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the contract value before the withdrawal.

For example, assume your current contract value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*
Owner/Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Yes

Beneficiary	No death proceeds are payable; contract continues.	N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.	N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    take a loan
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit (Individual Contracts Only)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts. (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Liquidity Benefit (Benefit not available under 457 plans)

If you select any annuity option which guarantees you payments for a minimum period of time (“period certain”), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For variable annuity payments, we use the Assumed Net Investment Factor, (“ANIF”) as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed annuity payments is as follows:

n
Present Value = (sum) [Payments X (1/1 + iC)t/365
s = 1

Where

             iC = the interest rate described above

       n = the number of payments remaining in the contract owner’s period certain at the time of request for this benefit

               t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your contract value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Annuitization Credit. This credit is applied to the contract value used to purchase one of the annuity options described below. The credit equals 0.5% of your contract value if you annuitize during contract years 2-5, 1% during contract years 6-10, and 2% after contract year 10. There is no credit applied to Contracts held less than 1 year.

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the contract value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, a fter expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your contract value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Variable Annuitization Floor Benefit. (Benefit not available under 457 plans) This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the variable funding options selected by you, your annuity payments will never be less than a certain percentage of your first annuity payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annu ity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual separate account charge by more than 3% per year.

We reserve the right to restrict the amount of contract value to be annuitized under this benefit.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period. We will make periodic payments for the period selected.

Option 6 — Other Annuity Options. We will make any other arrangements for annuity payments as may be mutually agreed upon.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the

Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken.If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners w ould no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase payment credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Purchase payment credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the

Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

AVAILABLE INFORMATION

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 (“the 1934 Act”), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission (“Commission”). You may read and copy this information and other information at the following locations:

    public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549
    the Commission’s Regional Offices located at 233 Broadway, New York, New York 10279, the Commission’s Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2001 to owners of contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of contracts or certificates described in this prospectus.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Each Company’s latest Annual Report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this prospectus and a copy of your issuing Company’s 10-K must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2001 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 15, 2002 via Edgar, File No. 33-33691. The Travelers Life and Annuity Company filed its Form 10-K on March 15, 2002 via Edgar; File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents You may direct your requests to: The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183-5030, Attention: Annuity Services. The telephone number is (860) 422-3985. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC’s website (http://www.sec.gov).

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 9% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

AIR = Assumed Investment Rate
FC = Floor Benefit Charge
Standard = Standard Death Benefit
Optional = Optional Death Benefit

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

High Yield Bond Trust (9/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.980	0.980	0.977	0.977	—	—	—	—
Number of units outstanding at end of year	—	—	93,082	—	—	—	—	—
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.102	1.102	1.098	1.098	—	—	—	—
Number of units outstanding at end of year	13,609	—	899,389	—	—	—	—	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.032	1.032	1.028	1.028	—	—	—	—
Number of units outstanding at end of year	36,453	—	134,132	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (9/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.995	0.995	0.992	0.992	—	—	—	—
Number of units outstanding at end of year	21,459	—	68,472	—	—	—	—	—
Emerging Opportunities Fund (9/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.465	1.465	1.460	1.460	—	—	—	—
Number of units outstanding at end of year	6,201	—	29,981	—	—	—	—	—
Global High-Yield Bond Fund (12/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.070	1.070	1.066	1.066	—	—	—	—
Number of units outstanding at end of year	—	—	18,317	—	—	—	—	—
Intermediate-Term Bond Fund (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.005	1.005	1.002	1.002	—	—	—	—
Number of units outstanding at end of year	73,160	—	44,935	—	—	—	—	—
International Equity Fund (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.272	1.272	1.267	1.267	—	—	—	—
Number of units outstanding at end of year	6,933	—	91,971	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

Long-Term Bond Fund (9/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.979	0.979	0.976	0.976	—	—	—	—
Number of units outstanding at end of year	37,502	—	49,414	—	—	—	—	—
Delaware Group Premium Fund
REIT Series
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Small Cap Value Series (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.991	0.991	0.988	0.988	—	—	—	—
Number of units outstanding at end of year	—	—	3,413	—	—	—	—	—
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.081	1.081	1.077	1.077	—	—	—	—
Number of units outstanding at end of year	24,552	—	320,468	—	—	—	—	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.240	1.240	1.236	1.236	—	—	—	—
Number of units outstanding at end of year	—	—	37,863	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.133	1.133	1.129	1.129	1.127	1.123	1.122	1.117
Number of units outstanding at end of year	13,350	—	317,090	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.208	1.204	1.204	—	—	—	—
Number of units outstanding at end of year	—	—	22,857	—	—	—	—	—
OCC Accumulation Trust Equity Portfolio†
Equity Portfolio†
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (7/98)
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Investors Fund (10/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.088	1.088	1.084	1.084	—	—	—	—
Number of units outstanding at end of year	13,535	—	6,020	—	—	—	—	—
Total Return Fund
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (7/98)
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Travelers Series Fund Inc.
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.303	1.303	1.298	1.298	—	—	—	—
Number of units outstanding at end of year	17,222	—	226,122	—	—	—	—	—
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.994	0.994	0.991	0.991	—	—	—	—
Number of units outstanding at end of year	—	—	114,042	—	—	—	—	—
Putnam Diversified Income Portfolio
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.007	1.004	1.004	—	—	—	—
Number of units outstanding at end of year	20,231	—	—	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

Smith Barney International Equity Portfolio (12/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.569	1.569	1.563	1.563	—	—	—	—
Number of units outstanding at end of year	—	—	53,669	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.128	1.128	—	—	—	—
Number of units outstanding at end of year	—	—	77,927	—	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.129	1.129	—	—	—	—
Number of units outstanding at end of year	4,950	—	13,503	—	—	—	—	—
Disciplined Small Cap Stock Portfolio†
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Equity Income Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.021	1.021	1.017	1.017	—	—	—	—
Number of units outstanding at end of year	12,381	—	255,091	—	—	—	—	—
Federated Stock Portfolio
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.224	1.224	1.219	1.219	—	—	—	—
Number of units outstanding at end of year	12,719	—	89,328	—	—	—	—	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.194	1.194	1.190	1.190	—	—	—	—
Number of units outstanding at end of year	4,591	—	—	—	—	—	—	—

Appendix A
Condensed Financial Information (1999)(1)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Period from June 9, 1999* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83FC	1.40%FC

MFS Mid Cap Growth Portfolio (10/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.603	1.603	1.598	1.598	—	—	—	—
Number of units outstanding at end of year	—	—	91,838	—	—	—	—	—
MFS Research Portfolio (10/99)
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Social Awareness Portfolio (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.115	1.111	1.111	—	—	—	—
Number of units outstanding at end of year	14,167	—	57,036	—	—	—	—	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.002	1.002	0.998	0.998	1.000	0.999	0.996	0.994
Number of units outstanding at end of year	19,941	—	8,527	—	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Number of units outstanding at end of year	20,423	—	75,867	—	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.959	0.959	0.956	0.956	—	—	—	—
Number of units outstanding at end of year	—	—	2,049	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.506	1.506	1.502	1.502	—	—	—	—
Number of units outstanding at end of year	—	—	42,199	—	—	—	—	—

(1)	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.745	0.745	0.743	0.743	—	—	—	—
Number of units outstanding at end of year	—	—	978,236	—	—	—	—	—
High Yield Bond Trust (9/99)
Unit Value at beginning of year	0.980	0.980	0.977	0.977	—	—	—	—
Unit Value at end of year	0.982	0.982	0.974	0.974	—	—	—	—
Number of units outstanding at end of year	—	—	311,004	—	—	—	—	—
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.102	1.102	1.098	1.098	—	—	—	—
Unit Value at end of year	1.076	1.076	1.067	1.067	—	—	—	—
Number of units outstanding at end of year	20,767	—	1,799,521	—	—	—	—	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.032	1.032	1.028	1.028	—	—	—	—
Unit Value at end of year	1.087	1.087	1.078	1.078	—	—	—	—
Number of units outstanding at end of year	76,073	—	911,055	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (9/99)
Unit Value at beginning of year	0.995	0.995	0.992	0.992	—	—	—	—
Unit Value at end of year	0.840	0.840	0.833	0.833	—	—	—	—
Number of units outstanding at end of year	10,384	—	626,483	—	—	—	—	—
Emerging Opportunities Fund (9/99)
Unit Value at beginning of year	1.465	1.465	1.460	1.460	—	—	—	—
Unit Value at end of year	1.600	1.600	1.587	1.587	—	—	—	—
Number of units outstanding at end of year	1,472	—	235,839	—	—	—	—	—
Global High-Yield Bond Fund (12/99)
Unit Value at beginning of year	1.070	1.070	1.066	1.066	—	—	—	—
Unit Value at end of year	1.021	1.021	1.012	1.012	—	—	—	—
Number of units outstanding at end of year	—	—	95,298	—	—	—	—	—
Intermediate-Term Bond Fund (8/99)
Unit Value at beginning of year	1.005	1.005	1.002	1.002	—	—	—	—
Unit Value at end of year	1.063	1.063	1.054	1.054	—	—	—	—
Number of units outstanding at end of year	16,410	—	369,677	—	—	—	—	—
International Equity Fund (7/99)
Unit Value at beginning of year	1.272	1.272	1.267	1.267	—	—	—	—
Unit Value at end of year	1.160	1.160	1.151	1.151	—	—	—	—
Number of units outstanding at end of year	1,916	—	347,387	—	—	—	—	—
Long-Term Bond Fund (9/99)
Unit Value at beginning of year	.979	.979	.976	.976	—	—	—	—
Unit Value at end of year	1.092	1.092	1.083	1.083	—	—	—	—
Number of units outstanding at end of year	12,041	—	409,109	—	—	—	—	—

Appendix A
Condensed Financial Information (2000) (2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Delaware Group Premium Fund, Inc.
REIT Series (9/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.221	1.221	1.213	1.213	—	—	—	—
Number of units outstanding at end of year	—	—	50,532	—	—	—	—	—
Small Cap Value Series (10/99)
Unit Value at beginning of year	0.991	0.991	0.988	0.988	—	—	—	—
Unit Value at end of year	1.162	1.162	1.153	1.153	—	—	—	—
Number of units outstanding at end of year	—	—	39,689	—	—	—	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/99)(1)
Unit Value at beginning of year	1.081	1.081	1.077	1.077	—	—	—	—
Unit Value at end of year	1.065	1.065	1.057	1.057	—	—	—	—
Number of units outstanding at end of year	24,552	—	509,909	—	—	—	—	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.240	1.240	1.236	1.236	—	—	—	—
Unit Value at end of year	1.394	1.394	1.383	1.383	—	—	—	—
Number of units outstanding at end of year	3,246	—	349,550	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.133	1.133	1.129	1.129	$1.127	$1.123	$1.122	$1.117
Unit Value at end of year	1.019	1.019	1.011	1.011	1.008	0.999	0.996	0.986
Number of units outstanding at end of year	14,389	—	613,182	—	—	—	—	—
Janus Aspen Series
Worldwide Growth Portfolio (5/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.801	0.801	0.799	0.799	—	—	—	—
Number of units outstanding at end of year	—	—	409,725	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)
Unit Value at beginning of year	1.208	1.208	1.204	1.204	—	—	—	—
Unit Value at end of year	1.090	1.090	1.082	1.082	—	—	—	—
Number of units outstanding at end of year	—	—	78,405	—	—	—	—	—
OCC Accumulation Trust
Equity Portfolio (1/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.014	1.014	1.007	1.007	—	—	—	—
Number of units outstanding at end of year	—	—	8,202	—	—	—	—	—

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (4/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.433	1.433	1.422	1.422	—	—	—	—
Number of units outstanding at end of year	—	—	62,150	—	—	—	—	—
Investors Fund (10/99)
Unit Value at beginning of year	1.088	1.088	1.084	1.084	—	—	—	—
Unit Value at end of year	1.244	1.244	1.234	1.234	—	—	—	—
Number of units outstanding at end of year	—	—	55,437	—	—	—	—	—
Total Return Fund (9/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.072	1.072	1.064	1.064	—	—	—	—
Number of units outstanding at end of year	—	—	9,945	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (3/00)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.938	0.938	0.932	0.932	—	—	—	—
Number of units outstanding at end of year	—	—	24,959	—	—	—	—	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.303	1.303	1.298	1.298	—	—	—	—
Unit Value at end of year	1.057	1.057	1.048	1.048	—	—	—	—
Number of units outstanding at end of year	56,806	—	987,185	—	—	—	—	—
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	0.994	0.994	0.991	0.991	—	—	—	—
Unit Value at end of year	1.150	1.150	1.142	1.142	—	—	—	—
Number of units outstanding at end of year	—	—	487,322	—	—	—	—	—

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	$1.007	$1.007	$1.004	$1.004	—	—	—	—
Unit Value at end of year	0.918	0.918	0.912	0.912	—	—	—	—
Number of units outstanding at end of year	20,231	—	52,398	—	—	—	—	—
Smith Barney International Equity Portfolio (12/99)
Unit Value at beginning of year	1.569	1.569	1.563	1.563	—	—	—	—
Unit Value at end of year	1.186	1.186	1.177	1.177	—	—	—	—
Number of units outstanding at end of year	3,291	—	247,679	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.132	1.132	1.128	1.128	—	—	—	—
Unit Value at end of year	1.045	1.045	1.037	1.037	—	—	—	—
Number of units outstanding at end of year	—	—	178,384	—	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.132	1.132	1.129	1.129	—	—	—	—
Unit Value at end of year	1.310	1.310	1.301	1.301	—	—	—	—
Number of units outstanding at end of year	4,950	—	88,564	—	—	—	—	—
Equity Income Portfolio (7/99)
Unit Value at beginning of year	1.021	1.021	1.017	1.017	—	—	—	—
Unit Value at end of year	1.105	1.105	1.096	1.096	—	—	—	—
Number of units outstanding at end of year	12,381	—	437,309	—	—	—	—	—
Federated Stock Portfolio
Unit Value at beginning of year	—	—	—	—	—	—	—	—
Unit Value at end of year	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	—	—	—	—	—	—	—	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.224	1.224	1.219	1.219	—	—	—	—
Unit Value at end of year	1.038	1.038	1.030	1.030	—	—	—	—
Number of units outstanding at end of year	52,127	—	804,274	—	—	—	—	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.194	1.194	1.190	1.190	—	—	—	—
Unit Value at end of year	1.049	1.049	1.041	1.041	—	—	—	—
Number of units outstanding at end of year	4,591	—	17,988	—	—	—	—	—

Appendix A
Condensed Financial Information (2000)(2)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

MFS Mid Cap Growth Portfolio (10/99)
Unit Value at beginning of year	$1.603	$1.603	$1.598	$1.598	—	—	—	—
Unit Value at end of year	1.739	1.739	1.726	1.726	—	—	—	—
Number of units outstanding at end of year	30,494	—	504,511	—	—	—	—	—
MFS Research Portfolio (6/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.136	1.136	1.127	1.127	—	—	—	—
Number of units outstanding at end of year	—	—	7,875	—	—	—	—	—
Social Awareness Portfolio (7/99)
Unit Value at beginning of year	1.115	1.115	1.111	1.111	—	—	—	—
Unit Value at end of year	1.100	1.100	1.092	1.092	—	—	—	—
Number of units outstanding at end of year	14,167	—	141,652	—	—	—	—	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.002	1.002	0.998	0.998	$1.000	$0.999	$0.996	$0.994
Unit Value at end of year	1.063	1.063	1.055	1.055	1.058	1.055	1.049	1.045
Number of units outstanding at end of year	19,941	—	54,601	—	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Unit Value at end of year	1.099	1.099	1.091	1.091	1.094	1.091	1.084	1.080
Number of units outstanding at end of year	20,423	—	141,994	—	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	0.959	0.959	0.956	0.956	—	—	—	—
Unit Value at end of year	1.183	1.183	1.174	1.174	—	—	—	—
Number of units outstanding at end of year	—	—	135,986	—	—	—	—	—
Variable Insurance Products Fund II
Assets Manager Portfolio—Service Class 2 (5/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.949	0.949	0.947	0.947	—	—	—	—
Number of units outstanding at end of year	—	—	173,343	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.506	1.506	1.502	1.502	—	—	—	—
Unit Value at end of year	1.022	1.022	1.015	1.015	—	—	—	—
Number of units outstanding at end of year	—	—	122,227	—	—	—	—	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2000.

(1)	Formerly Capital Appreciation Portfolio

(2)	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$0.745	$0.745	$0.743	$0.743
Unit Value at end of year	0.547	0.547	0.542	0.542
Number of units outstanding at end of year	6,402	—	1,489,104	—
High Yield Bond Trust (9/99)
Unit Value at beginning of year	0.982	0.982	0.974	0.974
Unit Value at end of year	1.067	1.067	1.054	1.054
Number of units outstanding at end of year	—	—	426,670	—
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.076	1.076	1.067	1.067
Unit Value at end of year	1.013	1.013	1.000	1.000
Number of units outstanding at end of year	25,510	—	2,100,630	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.087	1.087	1.078	1.078
Unit Value at end of year	1.119	1.119	1.105	1.105
Number of units outstanding at end of year	77,341	—	2,626,057	—
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/01)(1)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	—	3,000	—	—
CitiStreet Funds, Inc.
CitiStreet Large Company Stock Fund (9/99)
Unit Value at beginning of year	0.840	0.840	0.833	0.833
Unit Value at end of year	0.702	0.702	0.693	0.693
Number of units outstanding at end of year	—	—	2,768,720	—
CitiStreet Small Company Stock Fund (9/99)
Unit Value at beginning of year	1.600	1.600	1.587	1.587
Unit Value at end of year	1.612	1.612	1.592	1.592
Number of units outstanding at end of year	—	—	530,066	—
CitiStreet International Stock Fund (7/99)
Unit Value at beginning of year	1.160	1.160	1.151	1.151
Unit Value at end of year	0.904	0.904	0.893	0.893
Number of units outstanding at end of year	—	—	1,527,648	—
CitiStreet Diversified Bond Fund (9/99) (2)
Unit Value at beginning of year	1.092	1.092	1.083	1.083
Unit Value at end of year	1.157	1.157	1.143	1.143
Number of units outstanding at end of year	—	—	3,246,930	—
Credit Suisse Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.022	1.022	1.015	1.015
Unit Value at end of year	0.916	0.916	0.906	0.906
Number of units outstanding at end of year	—	—	119,978	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Delaware Group Premium Fund, Inc.
REIT Series (9/00)
Unit Value at beginning of year	$1.221	$1.221	$1.213	$1.213
Unit Value at end of year	1.318	1.318	1.303	1.303
Number of units outstanding at end of year	—	—	106,721	—
Small Cap Value Series (10/99)
Unit Value at beginning of year	1.162	1.162	1.153	1.153
Unit Value at end of year	1.289	1.289	1.274	1.274
Number of units outstanding at end of year	—	—	96,668	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/99)
Unit Value at beginning of year	1.065	1.065	1.057	1.057
Unit Value at end of year	0.958	0.958	0.946	0.946
Number of units outstanding at end of year	27,197	—	498,927	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.394	1.394	1.383	1.383
Unit Value at end of year	1.298	1.298	1.282	1.282
Number of units outstanding at end of year	13,265	—	545,002	—
Greenwich Street Series Fund
Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.943	0.943	0.941	0.941
Number of units outstanding at end of year	3,353	3,000	1,117	—
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.019	1.019	1.011	1.011
Unit Value at end of year	0.886	0.886	0.875	0.875
Number of units outstanding at end of year	23,609	—	966,104	—
.62% Floor Charge
Unit Value at beginning of year	1.008	—	—	—
Unit Value at end of year	0.871	—	—	—
Number of units outstanding at end of year	—	—	—	—
1.10% Floor Charge
Unit Value at beginning of year	0.999	—	—	—
Unit Value at end of year	0.859	—	—	—
Number of units outstanding at end of year	—	—	—	—
.83% Floor Charge
Unit Value at beginning of year	—	—	0.996	—
Unit Value at end of year	—	—	0.855	—
Number of units outstanding at end of year	—	—	—	—
1.40% Floor Charge
Unit Value at beginning of year	—	—	0.986	—
Unit Value at end of year	—	—	0.841	—
Number of units outstanding at end of year	—	—	—	—
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.924	0.924	0.921	0.921
Number of units outstanding at end of year	—	3,000	132,819	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Janus Aspen Series
Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.772	0.772	0.770	0.770
Number of units outstanding at end of year	—	3,000	—	—
Balanced Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.962	0.962	0.960	0.960
Number of units outstanding at end of year	—	3,000	9,564	—
Worldwide Growth Portfolio (5/00)
Unit Value at beginning of year	0.801	0.801	0.799	0.799
Unit Value at end of year	0.615	0.615	0.610	0.610
Number of units outstanding at end of year	5,661	—	609,833	—
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.057	1.057	1.054	1.054
Number of units outstanding at end of year	—	1,000	25,722	—
Putnam Variable Trust
Putnam VT International Growth Fund(5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.861	0.861	0.858	0.858
Number of units outstanding at end of year	—	2,000	7,952	—
Putnam VT Small Cap Value Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.093	1.093	1.090	1.090
Number of units outstanding at end of year	—	2,000	2,364	—
Putnam VT Voyager II Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.808	0.808	0.806	0.806
Number of units outstanding at end of year	—	1,000	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)
Unit Value at beginning of year	1.090	1.090	1.082	1.082
Unit Value at end of year	0.857	0.857	0.846	0.846
Number of units outstanding at end of year	—	—	76,978	—
OCC Accumulation Trust
Equity Portfolio (1/00)
Unit Value at beginning of year	1.014	1.014	1.007	1.007
Unit Value at end of year	0.935	0.935	0.924	0.924
Number of units outstanding at end of year	—	—	8,202	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (4/00)
Unit Value at beginning of year	$1.433	$1.433	$1.422	$1.422
Unit Value at end of year	1.449	1.449	1.431	1.431
Number of units outstanding at end of year	—	—	274,586	—
Investors Fund (10/99) (3)
Unit Value at beginning of year	1.244	1.244	1.234	1.234
Unit Value at end of year	1.183	1.183	1.168	1.168
Number of units outstanding at end of year	—	—	156,631	—
Small Cap Growth Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.974	0.974	0.971	0.971
Number of units outstanding at end of year	—	2,000	83,878	—
Total Return Fund (9/00)
Unit Value at beginning of year	1.072	1.072	1.064	1.064
Unit Value at end of year	1.055	1.055	1.042	1.042
Number of units outstanding at end of year	—	—	59,722	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.897	0.897	0.895	0.895
Number of units outstanding at end of year	—	2,000	—	—
Smith Barney Premier Selections All Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.898	0.898	0.895	0.895
Number of units outstanding at end of year	—	2,000	—	—
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (3/00)
Unit Value at beginning of year	0.938	0.938	0.932	0.932
Unit Value at end of year	0.969	0.969	0.958	0.958
Number of units outstanding at end of year	—	—	115,369	—
Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.867	0.867	0.864	0.864
Number of units outstanding at end of year	—	2,000	—	—
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.057	1.057	1.048	1.048
Unit Value at end of year	0.908	0.908	0.897	0.897
Number of units outstanding at end of year	67,954	—	1,358,291	—
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	1.150	1.150	1.142	1.142
Unit Value at end of year	1.141	1.141	1.127	1.127
Number of units outstanding at end of year	53,295	—	812,897	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Putnam Diversified Income Portfolio (1/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.032	1.032	1.020	1.020
Number of units outstanding at end of year	—	—	30,002	—
Smith Barney Aggressive Growth Portfolio (10/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	2,646	2,000	349,246	—
Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	0.918	0.918	0.912	0.912
Unit Value at end of year	0.877	0.877	0.866	0.866
Number of units outstanding at end of year	20,231	—	49,735	—
Smith Barney International All Cap Growth Portfolio (12/99)
Unit Value at beginning of year	1.186	1.186	1.177	1.177
Unit Value at end of year	0.810	0.810	0.800	0.800
Number of units outstanding at end of year	3,291	—	275,427	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.045	1.045	1.037	1.037
Unit Value at end of year	0.907	0.907	0.896	0.896
Number of units outstanding at end of year	—	—	213,815	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.310	1.310	1.301	1.301
Unit Value at end of year	1.247	1.247	1.233	1.233
Number of units outstanding at end of year	4,950	—	186,474	—
Equity Income Portfolio (7/99)
Unit Value at beginning of year	1.105	1.105	1.096	1.096
Unit Value at end of year	1.024	1.024	1.011	1.011
Number of units outstanding at end of year	109,815	—	838,058	—
Federated Stock Portfolio (11/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.002	1.002	0.990	0.990
Number of units outstanding at end of year	—	—	20,459	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.038	1.038	1.030	1.030
Unit Value at end of year	0.851	0.851	0.841	0.841
Number of units outstanding at end of year	96,848	—	1,375,102	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.049	1.049	1.041	1.041
Unit Value at end of year	0.768	0.768	0.759	0.759
Number of units outstanding at end of year	4,591	—	25,696	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

MFS Emerging Growth Portfolio (5/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.814	0.814	0.812	0.812
Number of units outstanding at end of year	—	2,000	—	—
MFS Mid Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.739	1.739	1.726	1.726
Unit Value at end of year	1.317	1.317	1.301	1.301
Number of units outstanding at end of year	33,694	—	587,839	—
MFS Research Portfolio (6/00)
Unit Value at beginning of year	1.136	1.136	1.127	1.127
Unit Value at end of year	0.874	0.874	0.863	0.863
Number of units outstanding at end of year	—	—	7,875	—
Social Awareness Stock Portfolio (7/99)
Unit Value at beginning of year	1.100	1.100	1.092	1.092
Unit Value at end of year	0.921	0.921	0.909	0.909
Number of units outstanding at end of year	14,167	—	159,905	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.063	1.063	1.055	1.055
Unit Value at end of year	1.130	1.130	1.116	1.116
Number of units outstanding at end of year	19,941	—	276,488	—
.25% Floor Charge
Unit Value at beginning of year	1.058	—	—
Unit Value at end of year	1.122	—	—	—
Number of units outstanding at end of year	—	—	—	—
.43% Floor Charge
Unit Value at beginning of year	1.055	—	—	—
Unit Value at end of year	1.117	—	—	—
Number of units outstanding at end of year	—	—	—	—
.33% Floor Charge
Unit Value at beginning of year	—	—	1.049	—
Unit Value at end of year	—	—	1.106	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.045	—
Unit Value at end of year	—	—	1.100	—
Number of units outstanding at end of year	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	1.099	1.099	1.091	1.091
Unit Value at end of year	1.154	1.154	1.140	1.140
Number of units outstanding at end of year	20,423	—	494,329	—
.25% Floor Charge
Unit Value at beginning of year	1.094	—	—	—
Unit Value at end of year	1.146	—	—	—
Number of units outstanding at end of year	—	—	—	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

.43% Floor Charge
Unit Value at beginning of year	$1.091	—	—	—
Unit Value at end of year	1.140	—	—	—
Number of units outstanding at end of year	—	—	—	—
.33% Floor Charge
Unit Value at beginning of year	—	—	$1.084	—
Unit Value at end of year	—	—	1.129	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.080	—
Unit Value at end of year	—	—	1.123	—
Number of units outstanding at end of year	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	1.183	$1.183	1.174	$1.174
Unit Value at end of year	0.903	0.903	0.893	0.893
Number of units outstanding at end of year	—	—	392,587	—
Van Kampen Life Investment Trust
Emerging Growth Portfolio (5/01)	—	—	—	—
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.817	0.817	0.815	0.815
Number of units outstanding at end of year	—	4,000	—	—
Enterprise Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.911	0.911	0.909	0.909
Number of units outstanding at end of year	—	2,000	—	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	—	2,000	15,142	—
Variable Insurance Products Fund II
Assets Manager Portfolio—Service Class 2 (5/00)
Unit Value at beginning of year	0.949	0.949	0.947	0.947
Unit Value at end of year	0.900	0.900	0.894	0.894
Number of units outstanding at end of year	—	—	294,346	—
Contrafund Portfolio—Service Class 2 (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.950	0.947	0.947
Number of units outstanding at end of year	—	3,000	21,595	—

Appendix A
Condensed Financial Information (2001)

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio (11/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.846	0.846	0.844	0.844
Number of units outstanding at end of year	2,853	1,000	—	—
Mid Cap Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.032	1.032	1.029	1.029
Number of units outstanding at end of year	—	2,000	32,298	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the consolidated financial statements for The Travelers Insurance Company and subsidiaries are contained in the SAI. Those funding options not listed above were not available as of December 31, 2001.

†	No longer available to new contract owners.

††	Fund is closed.

(1)	Fund’s name has changed to AIM V.I. Premier Equity Fund.

(2)	In 2001, as a result of a merger, CitiStreet Diversified Bond Fund acquired all the assets and stated liabilities of American Odyssey Global High Yield Bond Fund and American Odyssey Intermediate Bond Fund.

(3)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio.

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1)

AIR = Assumed Investment Rate
FC = Floor Benefit Charge
Standard = Standard Death Benefit
Optional = Optional Death Benefit

	Period from March 22* to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

High Yield Bond Trust (5/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.980	0.980	0.977	0.977	—	—	—	—
Number of units outstanding at end of year	92,789	—	879,832	—	—	—	—	—
Managed Assets Trust (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.102	1.102	1.098	1.098	—	—	—	—
Number of units outstanding at end of year	232,345	—	5,360,035	—	—	—	—	—
Money Market Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.032	1.032	1.028	1.028	—	—	—	—
Number of units outstanding at end of year	239,890	—	5,359,933	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (3/99)*
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.995	0.995	0.992	0.992	—	—	—	—
Number of units outstanding at end of year	228,230	—	5,697,520	—	—	—	—	—
Emerging Opportunities Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.465	1.465	1.460	1.460	—	—	—	—
Number of units outstanding at end of year	113,574	—	2,542,636	—	—	—	—	—
Global High-Yield Bond Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.070	1.070	1.066	1.066	—	—	—	—
Number of units outstanding at end of year	48,457	—	1,363,227	—	—	—	—	—
Intermediate-Term Bond Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.005	1.005	1.002	1.002	—	—	—	—
Number of units outstanding at end of year	187,387	—	2,889,162	—	—	—	—	—
International Equity Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.272	1.272	1.267	1.267	—	—	—	—
Number of units outstanding at end of year	90,221	—	3,413,512	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

Long-Term Bond Fund (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	0.979	0.979	0.976	0.976	—	—	—	—
Number of units outstanding at end of year	139,623	—	3,629,750	—	—	—	—	—
Delaware Group Premium Fund
REIT Series (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.937	0.937	0.935	0.935	—	—	—	—
Number of units outstanding at end of year	—	—	22,639	—	—	—	—	—
Small Cap Value Series (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.991	0.991	0.988	0.988	—	—	—	—
Number of units outstanding at end of year	—	—	184,589	—	—	—	—	—
Dreyfus Variable Investment Fund
Capital Appreciation Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.081	1.081	1.077	1.077	—	—	—	—
Number of units outstanding at end of year	244,529	—	2,447,252	—	—	—	—	—
Small Cap Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.240	1.240	1.236	1.236	—	—	—	—
Number of units outstanding at end of year	45,091	—	1,060,068	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.133	1.133	1.129	1.129	1.127	1.123	1.122	1.117
Number of units outstanding at end of year	207,054	—	5,953,238	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.208	1.208	1.204	1.204	—	—	—	—
Number of units outstanding at end of year	16,056	—	573,739	—	—	—	—	—
OCC Accumulation Trust
Equity Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.930	0.930	0.927	0.927	—	—	—	—
Number of units outstanding at end of year	—	—	150,291	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.222	1.222	1.218	1.218	—	—	—	—
Number of units outstanding at end of year	13,279	—	1,398,956	—	—	—	—	—
Investors Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.088	1.088	1.084	1.084	—	—	—	—
Number of units outstanding at end of year	5,119	—	665,635	—	—	—	—	—
Total Return Fund (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.002	1.002	0.998	0.998	—	—	—	—
Number of units outstanding at end of year	—	—	163,763	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (7/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.877	0.877	0.875	0.875	—	—	—	—
Number of units outstanding at end of year	6,351	—	114,839	—	—	—	—	—
Travelers Series Fund Inc.
Alliance Growth Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.303	1.303	1.298	1.298	—	—	—	—
Number of units outstanding at end of year	274,568	—	4,867,877	—	—	—	—	—
MFS Total Return Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.994	0.994	0.991	0.991	—	—	—	—
Number of units outstanding at end of year	56,338	—	822,665	—	—	—	—	—
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.010	1.010	1.007	1.007	—	—	—	—
Number of units outstanding at end of year	—	—	188,752	—	—	—	—	—
Smith Barney High Income Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.007	1.007	1.004	1.004	—	—	—	—
Number of units outstanding at end of year	—	—	174,517	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999)(1) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

Smith Barney International Equity Portfolio (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.569	1.569	1.563	1.563	—	—	—	—
Number of units outstanding at end of year	33,821	—	942,437	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.132	1.128	—	—	—	—
Number of units outstanding at end of year	100,647	—	2,808,440	—	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.132	1.132	1.129	1.129	—	—	—	—
Number of units outstanding at end of year	—	—	131,236	—	—	—	—	—
Equity Income Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.021	1.021	1.017	1.017	—	—	—	—
Number of units outstanding at end of year	216,322	—	2,462,986	—	—	—	—	—
Federated Stock Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.965	0.965	0.962	0.962	—	—	—	—
Number of units outstanding at end of year	—	—	342,000	—	—	—	—	—
Large Cap Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.224	1.224	1.219	1.219	—	—	—	—
Number of units outstanding at end of year	247,021	—	2,827,437	—	—	—	—	—
Lazard International Stock Portfolio (4/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.194	1.194	1.190	1.190	—	—	—	—
Number of units outstanding at end of year	13,922	—	118,109	—	—	—	—	—
MFS Mid Cap Growth Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.603	1.603	1.598	1.598	—	—	—	—
Number of units outstanding at end of year	22,378	—	519,757	—	—	—	—	—

Appendix B
Condensed Financial Information

TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (1999(1)) (Continued)

	Period from March 22 to December 31, 1999

	Standard		Optional		Standard 3% AIR		Optional 3% AIR

	3%AIR	5%AIR	3%AIR	5%AIR	.62FC	1.1%FC	.83%FC	1.40%FC

MFS Research Portfolio (3/99)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000	—	—	—	—
Unit Value at end of year	1.213	1.213	1.209	1.209	—	—	—	—
Number of units outstanding at end of year	—	—	169,528	—	—	—	—	—
Social Awareness Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.115	1.115	1.111	1.111	—	—	—	—
Number of units outstanding at end of year	204,232	—	1,692,027	—	—	—	—	—
Travelers Quality Bond Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	1.002	1.002	0.998	0.998	1.000	0.999	0.996	0.994
Number of units outstanding at end of year	30,445	—	1,489,904	—	—	—	—	—
U.S. Government Securities Portfolio (3/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	1.000	1.000	1.000	1.000
Unit Value at end of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Number of units outstanding at end of year	81,239	—	1,134,380	—	—	—	—	—
Utilities Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.959	0.959	0.956	0.956	—	—	—	—
Number of units outstanding at end of year	52,624	—	426,556	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (5/99)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	1.506	1.506	1.502	1.502	—	—	—	—
Number of units outstanding at end of year	54,662	—	563,587	—	—	—	—	—

(1)	For this time period, “Number of units outstanding at end of year” may include annuity units.

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.745	0.745	0.743	0.743	—	—	—	—
Number of units outstanding at end of year	1,006,482	—	18,629,244	—	—	—	—	—
High Yield Bond Trust (5/99)
Unit Value at beginning of year	0.980	0.980	0.977	0.977	—	—	—	—
Unit Value at end of year	0.982	0.982	0.974	0.974	—	—	—	—
Number of units outstanding at end of year	101,749	—	2,504,886	23,249	—	—	—	—
Managed Assets Trust (3/99)
Unit Value at beginning of year	1.102	1.102	1.098	1.098	—	—	—	—
Unit Value at end of year	1.076	1.076	1.067	1.067	—	—	—	—
Number of units outstanding at end of year	913,007	—	17,098,984	—	—	—	—	—
Money Market Portfolio (4/99)
Unit Value at beginning of year	1.032	1.032	1.028	1.028	—	—	—	—
Unit Value at end of year	1.087	1.087	1.078	1.078	—	—	—	—
Number of units outstanding at end of year	700,403	—	12,443,637	—	—	—	—	—
American Odyssey Funds, Inc.
Core Equity Fund (3/99)
Unit Value at beginning of year	0.995	0.995	0.992	0.992	—	—	—	—
Unit Value at end of year	0.840	0.840	0.833	0.833	—	—	—	—
Number of units outstanding at end of year	959,029	—	22,805,101	18,600	—	—	—	—
Emerging Opportunities Fund (3/99)
Unit Value at beginning of year	1.465	1.465	1.460	1.460	—	—	—	—
Unit Value at end of year	1.600	1.600	1.587	1.587	—	—	—	—
Number of units outstanding at end of year	462,418	—	9,235,726	7,256	—	—	—	—
Global High-Yield Bond Fund (3/99)
Unit Value at beginning of year	1.070	1.070	1.066	1.066	—	—	—	—
Unit Value at end of year	1.021	1.021	1.012	1.012	—	—	—	—
Number of units outstanding at end of year	160,574	1,616	4,237,855	—	—	—	—	—
Intermediate-Term Bond Fund (3/99)
Unit Value at beginning of year	1.005	1.005	1.002	1.002	—	—	—	—
Unit Value at end of year	1.063	1.063	1.054	1.054	—	—	—	—
Number of units outstanding at end of year	399,235	—	9,735,911	22,453	—	—	—	—
International Equity Fund (3/99)*
Unit Value at beginning of year	1.272	1.272	1.267	1.267	—	—	—	—
Unit Value at end of year	1.160	1.160	1.151	1.151	—	—	—	—
Number of units outstanding at end of year	474,746	—	12,244,917	9,004	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Long-Term Bond Fund (3/99)*
Unit Value at beginning of year	$0.979	$0.979	$0.976	$0.976	—	—	—	—
Unit Value at end of year	1.092	1.092	1.083	1.083	—	—	—	—
Number of units outstanding at end of year	601,543	—	13,300,852	22,686	—	—	—	—
Delaware Group Premium Fund, Inc.
REIT Series (7/99)
Unit Value at beginning of year	0.937	0.937	0.935	0.935	—	—	—	—
Unit Value at end of year	1.221	1.221	1.213	1.213	—	—	—	—
Number of units outstanding at end of year	102,023	—	284,819	—	—	—	—	—
Small Cap Value Series (4/99)
Unit Value at beginning of year	0.991	0.991	0.988	0.988	—	—	—	—
Unit Value at end of year	1.162	1.162	1.153	1.153	—	—	—	—
Number of units outstanding at end of year	5,110	—	319,706	—	—	—	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (3/99)(1)
Unit Value at beginning of year	1.081	1.081	1.077	1.077	—	—	—	—
Unit Value at end of year	1.065	1.065	1.057	1.057	—	—	—	—
Number of units outstanding at end of year	311,873	—	4,996,243	—	—	—	—	—
Small Cap Portfolio (4/99)
Unit Value at beginning of year	1.240	1.240	1.236	1.236	—	—	—	—
Unit Value at end of year	1.394	1.394	1.383	1.383	—	—	—	—
Number of units outstanding at end of year	305,761	—	5,489,701	—	—	—	—	—
Greenwich Street Series Fund
Equity Index Portfolio II (3/99)
Unit Value at beginning of year	1.133	1.133	1.129	1.129	$1.127	$1.123	$1.122	$1.117
Unit Value at end of year	1.019	1.019	1.011	1.011	1.008	0.999	0.996	0.986
Number of units outstanding at end of year	842,129	—	15,906,549	65,654	22,462	—	—	—
Janus Aspen Series
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.801	0.801	0.799	0.799	—	—	—	—
Number of units outstanding at end of year	424,750	—	8,681,668	—	—	—	—	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (3/99)
Unit Value at beginning of year	1.208	1.208	1.204	1.204	—	—	—	—
Unit Value at end of year	1.090	1.090	1.082	1.082	—	—	—	—
Number of units outstanding at end of year	40,161	—	755,544	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000(2)) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

OCC Accumulation Trust
Equity Portfolio (6/99)
Unit Value at beginning of year	$0.930	$0.930	$0.927	$0.927	—	—	—	—
Unit Value at end of year	1.014	1.014	1.007	1.007	—	—	—	—
Number of units outstanding at end of year	—	—	210,914	—	—	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (3/99)
Unit Value at beginning of year	1.222	1.222	1.218	1.218	—	—	—	—
Unit Value at end of year	1.433	1.433	1.422	1.422	—	—	—	—
Number of units outstanding at end of year	70,934	—	3,944,667	37,311	—	—	—	—
Investors Fund (3/99)
Unit Value at beginning of year	1.088	1.088	1.084	1.084	—	—	—	—
Unit Value at end of year	1.244	1.244	1.234	1.234	—	—	—	—
Number of units outstanding at end of year	20,655	—	1,626,667	—	—	—	—	—
Total Return Fund (3/99)
Unit Value at beginning of year	1.002	1.002	0.998	0.998	—	—	—	—
Unit Value at end of year	1.072	1.072	1.064	1.064	—	—	—	—
Number of units outstanding at end of year	5,470	—	216,675	—	—	—	—	—
Strong Variable Insurance Funds, Inc.
Strong Schafer Value Fund II (7/99)
Unit Value at beginning of year	0.877	0.877	0.875	0.875	—	—	—	—
Unit Value at end of year	0.938	0.938	0.932	0.932	—	—	—	—
Number of units outstanding at end of year	6,351	—	255,460	—	—	—	—	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (3/99)
Unit Value at beginning of year	1.303	1.303	1.298	1.298	—	—	—	—
Unit Value at end of year	1.057	1.057	1.048	1.048	—	—	—	—
Number of units outstanding at end of year	787,876	—	14,295,924	36,239	—	—	—	—
MFS Total Return Portfolio (4/99)
Unit Value at beginning of year	0.994	0.994	0.991	0.991	—	—	—	—
Unit Value at end of year	1.150	1.150	1.142	1.142	—	—	—	—
Number of units outstanding at end of year	177,102	—	3,061,099	—	—	—	—	—
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	1.010	1.010	1.007	1.007	—	—	—	—
Unit Value at end of year	0.998	0.998	0.991	0.991	—	—	—	—
Number of units outstanding at end of year	—	—	316,519	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

Smith Barney High Income Portfolio (5/99)
Unit Value at beginning of year	$1.007	$1.007	$1.004	$1.004	—	—	—	—
Unit Value at end of year	0.918	0.918	0.912	0.912	—	—	—	—
Number of units outstanding at end of year	12,407	—	283,760	—	—	—	—	—
Smith Barney International Equity Portfolio (3/99)
Unit Value at beginning of year	1.569	1.569	1.563	1.563	—	—	—	—
Unit Value at end of year	1.186	1.186	1.177	1.177	—	—	—	—
Number of units outstanding at end of year	76,324	—	3,218,634	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (3/99)
Unit Value at beginning of year	1.132	1.132	1.128	1.128	—	—	—	—
Unit Value at end of year	1.045	1.045	1.037	1.037	—	—	—	—
Number of units outstanding at end of year	265,016	—	6,508,869	14,436	—	—	—	—
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)
Unit Value at beginning of year	1.132	1.132	1.129	1.129	—	—	—	—
Unit Value at end of year	1.310	1.310	1.301	1.301	—	—	—	—
Number of units outstanding at end of year	87,378	—	1,801,861	—	—	—	—	—
Equity Income Portfolio (3/99)
Unit Value at beginning of year	1.021	1.021	1.017	1.017	—	—	—	—
Unit Value at end of year	1.105	1.105	1.096	1.096	—	—	—	—
Number of units outstanding at end of year	212,588	—	4,760,672	—	—	—	—	—
Federated Stock Portfolio (4/99)
Unit Value at beginning of year	0.965	0.965	0.962	0.962	—	—	—	—
Unit Value at end of year	0.993	0.993	0.986	0.986	—	—	—	—
Number of units outstanding at end of year	4,126	—	500,956	—	—	—	—	—
Large Cap Portfolio (3/99)
Unit Value at beginning of year	1.224	1.224	1.219	1.219	—	—	—	—
Unit Value at end of year	1.038	1.038	1.030	1.030	—	—	—	—
Number of units outstanding at end of year	334,348	—	8,737,631	—	—	—	—	—
Lazard International Stock Portfolio (4/99)
Unit Value at beginning of year	1.194	1.194	1.190	1.190	—	—	—	—
Unit Value at end of year	1.049	1.049	1.041	1.041	—	—	—	—
Number of units outstanding at end of year	43,159	—	325,277	—	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2000)(2) (Continued)

	Year Ended December 31, 2000

	Standard		Optional		Standard 3%		Optional 3%

	3%	5%	3%	5%	.62FC	1.1%FC	.83FC	1.40%FC

MFS Mid Cap Growth Portfolio (5/99)
Unit Value at beginning of year	$1.603	$1.603	$1.598	$1.598	—	—	—	—
Unit Value at end of year	1.739	1.739	1.726	1.726	—	—	—	—
Number of units outstanding at end of year	201,277	—	4,877,373	14,037	—	—	—	—
MFS Research Portfolio (3/99)						—
Unit Value at beginning of year	1.213	1.213	1.209	1.209	—	—	—	—
Unit Value at end of year	1.136	1.136	1.127	1.127	—	—	—	—
Number of units outstanding at end of year	80,150	—	1,184,412	—	—	—	—	—
Social Awareness Portfolio (3/99)
Unit Value at beginning of year	1.115	1.115	1.111	1.111	—	—	—	—
Unit Value at end of year	1.100	1.100	1.092	1.092	—	—	—	—
Number of units outstanding at end of year	338,770	—	3,740,424	—	—	—	—	—
Travelers Quality Bond Portfolio (3/99)
Unit Value at beginning of year	1.002	1.002	0.998	0.998	$1.000	$0.999	$0.996	$0.994
Unit Value at end of year	1.063	1.063	1.055	1.055	1.058	1.055	1.049	1.045
Number of units outstanding at end of year	89,190	—	2,776,420	22,724	—	—	—	—
U.S. Government Securities Portfolio (3/99)
Unit Value at beginning of year	0.968	0.968	0.965	0.965	0.966	0.965	0.962	0.961
Unit Value at end of year	1.099	1.099	1.091	1.091	1.094	1.091	1.084	1.080
Number of units outstanding at end of year	147,364	—	2,991,693	—	—	—	—	—
Utilities Portfolio (5/99)
Unit Value at beginning of year	0.959	0.959	0.956	0.956	—	—	—	—
Unit Value at end of year	1.183	1.183	1.174	1.174	—	—	—	—
Number of units outstanding at end of year	136,065	—	2,495,494	—	—	—	—	—
Variable Insurance Products Fund II (Fidelity)
Asset Manager Portfolio— Service Shares (6/00)
Unit Value at beginning of year	1.000	1.000	1.000	1.000	—	—	—	—
Unit Value at end of year	0.949	0.949	0.947	0.947	—	—	—	—
Number of units outstanding at end of year	133,640	—	1,309,194	—	—	—	—	—
Warburg Pincus Trust
Emerging Markets Portfolio (5/99)
Unit Value at beginning of year	1.506	1.506	1.502	1.502
Unit Value at end of year	1.022	1.022	1.015	1.015
Number of units outstanding at end of year	71,391	—	1,387,952	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Five and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2000.

(1)	Formerly Capital Appreciation Portfolio.

(2)	For this time period, “Number of units outstanding at end of year may include annuity units.

Appendix B
Condensed Financial Information

   THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Capital Appreciation Fund (5/00)
Unit Value at beginning of year	$0.745	$0.745	$0.743	$0.743
Unit Value at end of year	0.547	0.547	0.542	0.542
Number of units outstanding at end of year	1,046,590	—	23,468,703	—
High Yield Bond Trust (9/99)
Unit Value at beginning of year	0.982	0.982	0.974	0.974
Unit Value at end of year	1.067	1.067	1.054	1.054
Number of units outstanding at end of year	310,731	—	3,091,009	---
Managed Assets Trust (6/99)
Unit Value at beginning of year	1.076	1.076	1.067	1.067
Unit Value at end of year	1.013	1.013	1.000	1.000
Number of units outstanding at end of year	1,174,637	—	18,901,459	—
Money Market Portfolio (9/99)
Unit Value at beginning of year	1.087	1.087	1.078	1.078
Unit Value at end of year	1.119	1.119	1.105	1.105
Number of units outstanding at end of year	990,283	—	16,519,465	---
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (7/01) (1)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.888	0.888	0.886	0.886
Number of units outstanding at end of year	—	—	102,789	—
CitiStreet Funds, Inc.
CitiStreet Large Company Stock Fund (9/99)
Unit Value at beginning of year	0.840	0.840	0.833	0.833
Unit Value at end of year	0.702	0.702	0.693	0.693
Number of units outstanding at end of year	2,080,499	—	42,480,505	---
CitiStreet Small Company Stock Fund (9/99)
Unit Value at beginning of year	1.600	1.600	1.587	1.587
Unit Value at end of year	1.612	1.612	1.592	1.592
Number of units outstanding at end of year	542,731	—	10,561,096	---
CitiStreet International Stock Fund (7/99)
Unit Value at beginning of year	1.160	1.160	1.151	1.151
Unit Value at end of year	0.904	0.904	0.893	0.893
Number of units outstanding at end of year	1,238,124	—	24,386,543	---
CitiStreet Diversified Bond Fund (9/99) (2)
Unit Value at beginning of year	1.092	1.092	1.083	1.083
Unit Value at end of year	1.157	1.157	1.143	1.143
Number of units outstanding at end of year	2,079,537	—	41,752,556	---
Credit Suisse Trust
Emerging Markets Portfolio (10/99)
Unit Value at beginning of year	1.022	1.022	1.015	1.015
Unit Value at end of year	0.916	0.916	0.906	0.906
Number of units outstanding at end of year	54,765	—	1,261,395	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Delaware Group Premium Fund, Inc.
REIT Series (9/00)
Unit Value at beginning of year	$1.221	$1.221	$1.213	$1.213
Unit Value at end of year	1.318	1.318	1.303	1.303
Number of units outstanding at end of year	128,487	---	568,575	---
Small Cap Value Series (10/99)
Unit Value at beginning of year	1.162	1.162	1.153	1.153
Unit Value at end of year	1.289	1.289	1.274	1.274
Number of units outstanding at end of year	13,467	—	1,023,318	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (7/99)
Unit Value at beginning of year	1.065	1.065	1.057	1.057
Unit Value at end of year	0.958	0.958	0.946	0.946
Number of units outstanding at end of year	392,717	—	5,446,028	—
Small Cap Portfolio (10/99)
Unit Value at beginning of year	1.394	1.394	1.383	1.383
Unit Value at end of year	1.298	1.298	1.282	1.282
Number of units outstanding at end of year	388,047	—	7,164,578	—
Greenwich Street Series Fund
Appreciation Portfolio (8/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.943	0.943	0.941	0.941
Number of units outstanding at end of year	14,712	—	159,167	—
Equity Index Portfolio II (7/99)
Unit Value at beginning of year	1.019	1.019	1.011	1.011
Unit Value at end of year	0.886	0.886	0.875	0.875
Number of units outstanding at end of year	1,055,806	—	18,816,200	---
.62% Floor Charge
Unit Value at beginning of year	1.008	—	—	—
Unit Value at end of year	0.871	—	—	—
Number of units outstanding at end of year	---	—	—	—
1.10% Floor Charge
Unit Value at beginning of year	0.999	—	—	—
Unit Value at end of year	0.859	—	—	—
Number of units outstanding at end of year	—	—	—	—
.83% Floor Charge
Unit Value at beginning of year	—	—	0.996	—
Unit Value at end of year	—	—	0.855	—
Number of units outstanding at end of year	—	—	—	—
1.40% Floor Charge
Unit Value at beginning of year	—	—	0.986	—
Unit Value at end of year	—	—	0.841	—
Number of units outstanding at end of year	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	$1.000	$1.000	$1.000	$1.000
Unit Value at end of year	0.924	0.924	0.921	0.921
Number of units outstanding at end of year	106,535	—	2,671,191	—
Janus Aspen Series
Aggressive Growth Portfolio (8/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.772	0.772	0.770	0.770
Number of units outstanding at end of year	—	—	76,227	—
Balanced Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.962	0.962	0.960	0.960
Number of units outstanding at end of year	—	—	288,529	—
Worldwide Growth Portfolio (5/00)
Unit Value at beginning of year	0.801	0.801	0.799	0.799
Unit Value at end of year	0.615	0.615	0.610	0.610
Number of units outstanding at end of year	441,531	—	10,487,343	—
PIMCO Variable Insurance Trust
Total Return Bond Portfolio (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.057	1.057	1.054	1.054
Number of units outstanding at end of year	42,621	—	218,805	—
Putnam Variable Trust
Putnam VT International Growth Fund (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.861	0.861	0.858	0.858
Number of units outstanding at end of year	36,530	—	98,472	—
Putnam VT Small Cap Value Fund (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.093	1.093	1.090	1.090
Number of units outstanding at end of year	1,734	—	389,214	—
Putnam VT Voyager II Fund (12/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.808	0.808	0.806	0.806
Number of units outstanding at end of year	—	—	417	—
The Montgomery Funds III
Montgomery Variable Series; Growth Fund (10/99)†
Unit Value at beginning of year	1.090	1.090	1.082	1.082
Unit Value at end of year	0.857	0.857	0.846	0.846
Number of units outstanding at end of year	39,052	—	618,303	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

OCC Accumulation Trust
Equity Portfolio (1/00)†
Unit Value at beginning of year	$1.014	$1.014	$1.007	$1.007
Unit Value at end of year	0.935	0.935	0.924	0.924
Number of units outstanding at end of year	—	—	366,281	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (4/00)
Unit Value at beginning of year	1.433	1.433	1.422	1.422
Unit Value at end of year	1.449	1.449	1.431	1.431
Number of units outstanding at end of year	172,311	—	6,509,734	—
Investors Fund (10/99) (3)
Unit Value at beginning of year	1.244	1.244	1.234	1.234
Unit Value at end of year	1.183	1.183	1.168	1.168
Number of units outstanding at end of year	102,276	—	3,125,888	—
Small Cap Growth Fund (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.974	0.974	0.971	0.971
Number of units outstanding at end of year	997	—	121,505	—
Total Return Fund (9/00)
Unit Value at beginning of year	1.072	1.072	1.064	1.064
Unit Value at end of year	1.055	1.055	1.042	1.042
Number of units outstanding at end of year	7,423	—	328,271	—
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.897	0.897	0.895	0.895
Number of units outstanding at end of year	20,096	—	66,387	—
Smith Barney Premier Selections All Cap Growth Portfolio (6/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.898	0.898	0.895	0.895
Number of units outstanding at end of year	—	—	5,930	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (3/00)
Unit Value at beginning of year	$0.938	$0.938	$0.932	$0.932
Unit Value at end of year	0.969	0.969	0.958	0.958
Number of units outstanding at end of year	6,351	—	487,142	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (7/99)
Unit Value at beginning of year	1.057	1.057	1.048	1.048
Unit Value at end of year	0.908	0.908	0.897	0.897
Number of units outstanding at end of year	1,010,436	—	15,443,471	33,549
MFS Total Return Portfolio (7/99)
Unit Value at beginning of year	1.150	1.150	1.142	1.142
Unit Value at end of year	1.141	1.141	1.127	1.127
Number of units outstanding at end of year	458,197	—	6,827,545	—
Putnam Diversified Income Portfolio
Unit Value at beginning of year	0.998	0.998	0.991	0.991
Unit Value at end of year	1.032	1.032	1.020	1.020
Number of units outstanding at end of year	17,469	—	471,935	—
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	148,073	—	3,242,797	—
Smith Barney High Income Portfolio (8/99)
Unit Value at beginning of year	0.918	0.918	0.912	0.912
Unit Value at end of year	0.877	0.877	0.866	0.866
Number of units outstanding at end of year	26,499	—	326,039	—
Smith Barney International All Cap Growth Portfolio (12/99)
Unit Value at beginning of year	1.186	1.186	1.177	1.177
Unit Value at end of year	0.810	0.810	0.800	0.800
Number of units outstanding at end of year	202,204	—	3,135,295	—
Smith Barney Large Capitalization Growth Portfolio (10/99)
Unit Value at beginning of year	1.045	1.045	1.037	1.037
Unit Value at end of year	0.907	0.907	0.896	0.896
Number of units outstanding at end of year	323,325	—	6,815,572	---
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)
Unit Value at beginning of year	1.310	1.310	1.301	1.301
Unit Value at end of year	1.247	1.247	1.233	1.233
Number of units outstanding at end of year	156,409	—	3,115,340	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Equity Income Portfolio (7/99)
Unit Value at beginning of year	$1.105	$1.105	$1.096	$1.096
Unit Value at end of year	1.024	1.024	1.011	1.011
Number of units outstanding at end of year	342,935	—	6,878,161	—
Federated Stock Portfolio (4/99)
Unit Value at beginning of year	0.993	0.993	0.986	0.986
Unit Value at end of year	1.002	1.002	0.990	0.990
Number of units outstanding at end of year	24,072	—	750,119	—
Large Cap Portfolio (7/99)
Unit Value at beginning of year	1.038	1.038	1.030	1.030
Unit Value at end of year	0.851	0.851	0.841	0.841
Number of units outstanding at end of year	409,069	—	9,336,726	—
Lazard International Stock Portfolio (8/99)
Unit Value at beginning of year	1.049	1.049	1.041	1.041
Unit Value at end of year	0.768	0.768	0.759	0.759
Number of units outstanding at end of year	43,073	—	357,698	—
MFS Emerging Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.814	0.814	0.812	0.812
Number of units outstanding at end of year	—	—	10,322	—
MFS Mid Cap Growth Portfolio (10/99)
Unit Value at beginning of year	1.739	1.739	1.726	1.726
Unit Value at end of year	1.317	1.317	1.301	1.301
Number of units outstanding at end of year	238,188	—	5,526,623	---
MFS Research Portfolio (6/00)
Unit Value at beginning of year	1.136	1.136	1.127	1.127
Unit Value at end of year	0.874	0.874	0.863	0.863
Number of units outstanding at end of year	17,029	—	1,244,517	—
Social Awareness Stock Portfolio (7/99)
Unit Value at beginning of year	1.100	1.100	1.092	1.092
Unit Value at end of year	0.921	0.921	0.909	0.909
Number of units outstanding at end of year	252,885	—	4,662,446	—
Travelers Quality Bond Portfolio (8/99)
Unit Value at beginning of year	1.063	1.063	1.055	1.055
Unit Value at end of year	1.130	1.130	1.116	1.116
Number of units outstanding at end of year	229,303	—	4,993,526	---
.25% Floor Charge
Unit Value at beginning of year	1.058	—	—	—
Unit Value at end of year	1.122	—	—	—
Number of units outstanding at end of year	—	—	—	—
.43% Floor Charge
Unit Value at beginning of year	1.055	—	—	—
Unit Value at end of year	1.117	—	—	—
Number of units outstanding at end of year	—	—	—	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

.33% Floor Charge
Unit Value at beginning of year	—	—	$1.049	—
Unit Value at end of year	—	—	1.106	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.045	—
Unit Value at end of year	—	—	1.100	—
Number of units outstanding at end of year	—	—	—	—
U.S. Government Securities Portfolio (8/99)
Unit Value at beginning of year	$1.099	$1.099	1.091	$1.091
Unit Value at end of year	1.154	1.154	1.140	1.140
Number of units outstanding at end of year	328,007	—	5,799,178	—
.25% Floor Charge
Unit Value at beginning of year	1.094	—	—	—
Unit Value at end of year	1.146	—	—	—
Number of units outstanding at end of year	—	—	—	—
.43% Floor Charge
Unit Value at beginning of year	1.091	—	—	—
Unit Value at end of year	1.140	—	—	—
Number of units outstanding at end of year	—	—	—	—
.33% Floor Charge
Unit Value at beginning of year	—	—	1.084	—
Unit Value at end of year	—	—	1.129	—
Number of units outstanding at end of year	—	—	—	—
.53% Floor Charge
Unit Value at beginning of year	—	—	1.080	—
Unit Value at end of year	—	—	1.123	—
Number of units outstanding at end of year	—	—	—	—
Utilities Portfolio (8/99)
Unit Value at beginning of year	1.183	1.183	1.174	1.174
Unit Value at end of year	0.903	0.903	0.893	0.893
Number of units outstanding at end of year	175,971	—	3,330,826	—
Van Kampen Life Investment Trust
Enterprise Portfolio (10/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.911	0.911	0.909	0.909
Number of units outstanding at end of year	—	—	4,883	—
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.949	0.949	0.946	0.946
Number of units outstanding at end of year	—	—	25,573	—

Appendix B
Condensed Financial Information

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES (2001) (Continued)

	Year Ended December 31, 2001

	Standard		Optional

	3%	5%	3%	5%

Variable Insurance Products Fund II
Assets Manager Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	$0.949	$0.949	$0.947	$0.947
Unit Value at end of year	0.900	0.900	0.894	0.894
Number of units outstanding at end of year	178,530	—	1,913,594	—
Contrafund Portfolio — Service Class 2 (9/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.950	0.950	0.947	0.947
Number of units outstanding at end of year	—	—	73,969	—
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio (5/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	0.846	0.846	0.844	0.844
Number of units outstanding at end of year	—	—	—	—
Mid Cap Portfolio (7/01)
Unit Value at beginning of year	1.000	1.000	1.000	1.000
Unit Value at end of year	1.032	1.032	1.029	1.029
Number of units outstanding at end of year	—	—	115,071	—

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account Six and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2001.

(1)	Fund’s name has changed to AIM V.I. Premier Equity Fund.

(2)	In 2001, as a result of a merger, CitiStreet Diversified Bond Fund acquired all the assets and stated liabilities of American Odyssey Global High Yield Bond Fund and American Odyssey Intermediate Bond Fund.

(3)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of the The Travelers Series Trust Strategic Stock Portfolio.

APPENDIX C

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
Not available under Section 457 Plans
Not available if owner is age 71 or older on the contract date.
Please refer to your Contract for state variations of this waiver.

If, after the first contract year and before the maturity date, the annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

(a)	is Medicare approved as a provider of skilled nursing care services; and

(b)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

OR

Meets all of the following standards:

(a)	is licensed as a nursing care facility by the state in which it is licensed;

(b)	is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c)	provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d)	provides, as a primary function, nursing care and room and board; and charges for these services;

(e)	provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f)	may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one-year period before confinement in an eligible nursing home begins, less any purchase payments made on or after the annuitant’s 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

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APPENDIX D

MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

n
Present Value = (sum)[Payments X (1/1 + iC)t/365
s = 1

Where

iC = the interest rate described above

  n = the number of payments remaining in the contract owner’s certain period at the time of request for this benefit

t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

ILLUSTRATION :

Amount Annuitized	$12,589.80
Annuity Option	Life with 10 year certain period
Annuity Payments	$1,000 Annually – first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return which we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)ˆ2 + (1000/1.04)ˆ3 + (1000/1.04)ˆ4 + (1000/1.04)ˆ5
+ (1000/1.04)ˆ6 + (1000/1.04)ˆ7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

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APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
Address:

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L-21256	October, 2002